Fair Value Measurements	12 Months Ended
Dec. 31, 2018
Fair Value Disclosures [Abstract]
Fair Value Measurements
29.	FAIR VALUE MEASUREMENTS

The Company applies ASC 820. ASC 820 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. ASC 820 requires disclosures to be provided on fair value measurement.

ASC 820 establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value as follows:

Level 1 — Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.

Level 2 — Include other inputs that are directly or indirectly observable in the marketplace.

Level 3 — Unobservable inputs which are supported by little or no market activity.

ASC 820 describes three main approaches to measuring the fair value of assets and liabilities: (1) market approach; (2) income approach; and (3) cost approach. The market approach uses prices and other relevant information generated from market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts to a single present value amount. The measurement is based on the value indicated by current market expectations about those future amounts. The cost approach is based on the amount that would currently be required to replace an asset.

Cash equivalents, time deposits and bonds payable are classified within Level 1 because they are valued by using quoted market prices.

The contingent purchase consideration payable for the acquired businesses, the share-settled bonus, liability classified RSU and available-for-sale debt securities are classified within Level 3. The contingent purchase considerations are based on the achievement of certain financial targets in accordance with the sales and purchase agreements for the various periods, as well as other non-financial measures. The fair value of the share-settled bonus was estimated using the performance bonuses that the Company estimates to be settled in shares and the observable market prices of the underlying ADSs of the Company. The fair value of liability classified RSU was estimated using the share price and exchange rate that the Company estimates to be settled in shares.

The Company measures equity investments elected to use the measurement alternative at fair value on a nonrecurring basis, in the cases of an impairment charge is recognized, fair value of an investment is remeasured in an acquisition/a disposal, and an orderly transaction for identical or similar investments of the same issuer was identified.

Assets and liabilities measured at fair value on a recurring basis were summarized below:

	Fair value measurement using:
	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Unobservable inputs (Level 3)	Fair value at December 31, 2017
	RMB	RMB	RMB	RMB
Cash equivalents:
- Time deposits	874,786	—	—	874,786
Short-term investments:
- Time deposits	548,890	—	—	548,890
Long-term investments
- Available-for-sale debt securities	—	—	2,537	2,537

Assets	1,423,676	—	2,537	1,426,213

Long-term borrowings:
- Bonds payable	1,980,529	—	—	1,980,529

Other liabilities:
- Liability classified RSU	—	—	11,865	11,865

Amounts due to related parties:
- Contingent purchase consideration payable in relation to the acquisition of subsidiaries	—	—	36,734	36,734

Liabilities	1,980,529	—	48,599	2,029,128

	Fair value measurement using:
	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Unobservable inputs (Level 3)	Fair value at December 31, 2018
	RMB	RMB	RMB	RMB	US$
Cash equivalents:
- Time deposits	1,194,425	—	—	1,194,425	173,722

Short-term investments:
- Time deposits	245,014	—	—	245,014	35,636

Long-term investments
- Available-for-sale debt securities	—	—	2,537	2,537	369

Assets	1,439,439	—	2,537	1,441,976	209,727

Long-term borrowings:
- Bonds payable	2,030,361	—	—	2,030,361	295,304

Other liabilities:
- Liability classified RSU	—	—	4,970	4,970	723

Liabilities	2,030,361	—	4,970	2,035,331	296,027

The following table presented a reconciliation of all liabilities measured at fair value on a recurring basis using significant unobservable inputs (level 3):

Contingent purchase consideration payable
RMB
Fair value at January 1, 2017	65,797
Changes in the fair value	937
Settlement of contingent purchase consideration payable	(30,000)
Transfers in and/or out of Level 3	—

Fair value at December 31, 2017	36,734

Changes in the fair value	(13,905)
Settlement of contingent purchase consideration payable	(22,829)
Transfers in and/or out of Level 3	—

Fair value at December 31, 2018	—

Fair value at December 31, 2018 (US$)	—

Share-settled bonus
RMB
Fair value at January 1, 2017	37,526
Changes in the fair value	(810)
Reclassification to equity	(22,752)
Bonuses settled in cash during 2017	(13,964)
Transfers in and/or out of Level 3	—

Fair value at December 31, 2017	—

Transfers in and/or out of Level 3	—

Fair value at December 31, 2018	—

Fair value at December 31, 2018 (US$)	—

Liability classified RSU
RMB
Fair value at January 1, 2017	34,612
Increase in liability classified RSU	61,903
Reclassification to equity	(84,650)
Transfers in and/or out of Level 3	—

Fair value at December 31, 2017	11,865

Reclassification to equity	(587)
Reversal of share-settled bonus	(6,308)
Transfers in and/or out of Level 3	—

Fair value at December 31, 2018	4,970

Fair value at December 31, 2018 (US$)	723